File No. 2-88816

811-3940

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 75  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 75  [X]

(Check appropriate box or boxes.)

Strategic Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

Janette Farragher, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, the Registrant, Strategic Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 13th day of January 2012.

Strategic Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	01/13/2012
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	01/13/2012
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	01/13/2012
Joseph S. DiMartino
/s/ David W. Burke*	Board Member	01/13/2012
David W. Burke
/s/ William Hodding Carter III*	Board Member	01/13/2012
William Hodding Carter III
/s/ Gordon J. Davis*	Board Member	01/13/2012
Gordon J. Davis
/s/ Joni Evans*	Board Member	01/13/2012
Joni Evans
/s/ Ehud Houminer*	Board Member	01/13/2012
Ehud Houminer
/s/ Richard C. Leone*	Board Member	01/13/2012
Richard C. Leone

/s/ Hans C. Mautner*	Board Member	01/13/2012
Hans C. Mautner
/s/ Robin A. Melvin*	Board Member	01/13/2012
Robin A. Melvin
/s/ Burton N. Wallack*	Board Member	01/13/2012
Burton N. Wallack
/s/ John E. Zuccotti*	Board Member	01/13/2012
John E. Zuccotti

*BY:	/s/ John B. Hammalian
John B. Hammalian, Attorney-in-Fact

INDEX OF EXHIBITS

_________________________

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.